Notes to the Consolidated Statement of Cash Flows - Summary of Changes in Liabilities Arising From Financing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	¥ 364,065	¥ 223,866	¥ 199,159
Changes from financing cash flows	(98,695)	134,546	21,440
Foreign exchange movement	1,139	(870)	(807)
Changes arising from losing control of consolidated structured entities		(368)	(751)
New leases	817	1,086	1,156
Interest expense	4,863	5,598	3,747
Others	26	207	(78)
Liabilities arising from financing activities,ending balance	272,215	364,065	223,866
Interest-bearing loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	19,222	19,987	20,263
Changes from financing cash flows	(7,587)	105	531
Foreign exchange movement	1,139	(870)	(807)
Liabilities arising from financing activities,ending balance	12,774	19,222	19,987
Bonds payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	34,994	34,992	34,990
Interest expense	3	2	2
Liabilities arising from financing activities,ending balance	34,997	34,994	34,992
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	2,182	2,664	3,091
Changes from financing cash flows	(1,307)	(1,517)	(1,618)
New leases	817	1,086	1,156
Interest expense	74	96	113
Others	(197)	(147)	(78)
Liabilities arising from financing activities,ending balance	1,569	2,182	2,664
Securities sold under agreements to repurchase [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	239,446	122,249	118,088
Changes from financing cash flows	(90,711)	117,211	4,912
Changes arising from losing control of consolidated structured entities		(368)	(751)
Others	223	354
Liabilities arising from financing activities,ending balance	148,958	239,446	122,249
Other liability-payable to the third-party holders of consolidated structured entities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	67,862	42,654	21,400
Changes from financing cash flows	5,983	25,208	21,254
Liabilities arising from financing activities,ending balance	73,845	67,862	42,654
Other liability-interest payable related to financing activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	359	1,320	1,327
Changes from financing cash flows	(5,073)	(6,461)	(3,639)
Interest expense	4,786	5,500	3,632
Liabilities arising from financing activities,ending balance	¥ 72	¥ 359	¥ 1,320